Rule 497(e)
                                                        Reg. No. 33-45315
                                                        File No. 811-6550

                                THE MENTOR FUNDS
                             Prospectus Supplement
                    to the Prospectus dated January 15, 1996

        The sales charges shown in the Prospectus for Class A shares will not apply to shares purchased by you through EVEREN Securities, Inc. with the redemption proceeds received by you within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund (referred to as "NAV Transactions").

        Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser of each of the Portfolios other than the Global
   Portfolio. Mentor Advisors is a wholly owned subsidiary of Mentor
   Investment Group, LLC. Mentor Advisors and its affiliates serve as investment advisers to twenty-one separate investment portfolios in the Mentor Family of Funds. All investment decisions for the Portfolios are made by investment teams at Mentor Advisors. EVEREN Capital Corporation has a 20% ownership interest in Mentor Investment Group, LLC and may acquire additional ownership based principally on the amount of Mentor Investment Group, LLC's revenues derived from assets attributable to clients of EVEREN and its affiliates. EVEREN may compensate investment consultants in connection with NAV Transactions. Contract Mentor Distributors or your financial institution for more information.

   November 1, 1996


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                                                        Rule 497(e)
                                                        Reg. No. 33-45315
                                                        File No. 811-6550
                                THE MENTOR FUNDS

             Supplement to the Statement of Additional Information
                             dated January 15, 1996

        Mentor Investment Advisors, LLC ("Mentor Advisors") acts as investment adviser of each of the Portfolios other than the Global Portfolio. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group"), which in turn is a subsidiary of Wheat First Butcher Singer, Inc. Mentor Investment Group serves as the administrator to the Portfolios. Mentor Distributors, LLC serves as the Portfolios' principal underwriter.


November 1, 1996